Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,333,221.00

Principal:
Principal Collections	$22,542,091.69
Prepayments in Full	$9,113,287.84
Liquidation Proceeds	$260,053.75
Recoveries	$43,182.59
Sub Total	$31,958,615.87
Collections	$33,291,836.87

Purchase Amounts:
Purchase Amounts Related to Principal	$353,902.81
Purchase Amounts Related to Interest	$138.91
Sub Total	$354,041.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,645,878.59

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,645,878.59
Servicing Fee	$523,950.38	$523,950.38	$0.00	$0.00	$33,121,928.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,121,928.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,121,928.21
Interest - Class A-3 Notes	$104,262.75	$104,262.75	$0.00	$0.00	$33,017,665.46
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$32,874,938.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,874,938.79
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$32,812,305.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,812,305.12
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$32,740,701.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,740,701.12
Regular Principal Payment	$30,162,920.07	$30,162,920.07	$0.00	$0.00	$2,577,781.05
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,577,781.05
Residual Released to Depositor	$0.00	$2,577,781.05	$0.00	$0.00	$0.00

Total		$33,645,878.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,162,920.07
Total					$30,162,920.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,162,920.07	$43.96	$104,262.75	$0.15	$30,267,182.82	$44.11
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$30,162,920.07	$14.32	$381,227.09	$0.18	$30,544,147.16	$14.50

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$223,420,179.07	0.3256237	$193,257,259.00	0.2816627
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$545,500,179.07	0.2590650	$515,337,259.00	0.2447402

Pool Information
Weighted Average APR	2.560%	2.555%
Weighted Average Remaining Term	32.79	32.00
Number of Receivables Outstanding	37,436	36,503
Pool Balance	$628,740,455.86	$596,189,923.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$587,613,310.33	$557,450,390.26
Pool Factor	0.2789416	0.2645006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$38,739,533.20
Targeted Overcollateralization Amount	$80,852,664.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,852,664.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$281,196.31
(Recoveries)		55	$43,182.59
Net Loss for Current Collection Period			$238,013.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4543%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2430%
Second Prior Collection Period			0.3222%
Prior Collection Period			0.4259%
Current Collection Period			0.4663%
Four Month Average (Current and Prior Three Collection Periods)			0.3644%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,866	$7,054,260.53
(Cumulative Recoveries)			$1,620,385.40
Cumulative Net Loss for All Collection Periods			$5,433,875.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2411%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,461.36
Average Net Loss for Receivables that have experienced a Realized Loss			$1,895.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	306	$6,661,873.44
61-90 Days Delinquent	0.19%	56	$1,159,605.94
91-120 Days Delinquent	0.03%	9	$195,225.68
Over 120 Days Delinquent	0.06%	14	$344,147.26
Total Delinquent Receivables	1.40%	385	$8,360,852.32

Repossession Inventory:
Repossessed in the Current Collection Period		12	$240,688.73
Total Repossessed Inventory		17	$385,056.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1797%
Prior Collection Period			0.1683%
Current Collection Period			0.2164%
Three Month Average			0.1881%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2850%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$1,915,154.45
2 Months Extended	124	$2,901,734.45
3+ Months Extended	13	$302,469.47

Total Receivables Extended	219	$5,119,358.37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer